APPENDIX I

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:        Standish, Ayer & Wood Investment Trust
                                         One Financial Center
                                         Boston, MA  02111
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the securities of the issuer check the box but do not list series or classes): |_|

      Standish Select Value Fund
      Standish Small Capitalization Growth Fund
      Standish Small Cap Tax-Sensitive Equity Fund
      Standish Tax-Sensitive Equity Fund
      Standish Intermediate Tax-Exempt Bond Fund
      Standish Massachusetts Intermediate Tax-Exempt Bond Fund
      Standish Small Capitalization Equity Fund
      Standish Select Value Asset Fund
      Standish International Small Cap Fund
      Standish Small Cap Value Fund
      Standish International Equity Fund
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3.    Investment Company Act File Number: 811-4813

      Securities Act File Number:  33-8214
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4(a)  Last day of fiscal year for which this Form is filed: September 30, 2000
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4(b)  |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c) |_| Check box if this is the last time the issuer will be filing this Form.
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

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                     $ 470,570,131
                                                                   -------------

      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:    $ 556,536,372
                                                       -------------

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October
             11, 1995 that were not previously used
             to reduce registration fees payable to
             the Commission:                           $   29,771,918
                                                       --------------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                         $ 586,308,290
                                                                   -------------

      (v)    Net sales--if item 5(i) is greater
             than item 5(iv) [subtract item 5(iv)
             from Item 5(i)]                                       $ 0
                                                                   ---

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      (vi)   Redemption credits available for use        $(115,738,159)
             in future years - if Item 5(i) is less
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]
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      (vii)  Multiplier for determining
             registration fee (See Instruction C.9)                x 0.000278
                                                                   ------------
                                                                   (1/36 of 1%)

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                          ----------
                                                                   =$  0.00
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6.    Prepaid Shares

      If the response to item 5(I) was determined by deducting an amount of securites that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       -0-.
   -----------
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7.    Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$   -0-
                                                                     ---------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                   =$  0.00
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of Deliver

                 |X| Wire Transfer
                 |_| Mail or other means
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

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Paul G. Martins
                          ------------------------------------------------
                          Paul G. Martins, Treasurer
                          ------------------------------------------------

Date: 11-7-00
      --------------------------------
      *Please print the name and title of the signing officer below the signature.